Group Statement of Comprehensive Income (Unaudited) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Statement Of Comprehensive Income [Abstract]
Profit for the period	£ 2,894	£ 2,776	£ 6,210
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	72	978	3,099
Differences on exchange	153	1,358	3,868
Cash flow hedges
– net fair value losses	(180)		(58)
– reclassified and reported in profit for the period	19	8	17
– reclassified and reported in total assets		7
Net investment hedges
– net fair value losses	(26)	(192)	(472)
– differences on exchange on borrowings	30	(136)	(236)
Associates – share of OCI, net of tax	29	(58)	(38)
Tax on items that may be reclassified	47	(9)	18
Items that will not be reclassified subsequently to profit or loss:	(662)	287	115
Retirement benefit schemes
– net actuarial (losses)/gains	(833)	346	138
– surplus recognition and minimum funding obligations		(3)	4
Associates – share of OCI, net of tax	15		6
Tax on items that will not be reclassified	156	(56)	(33)
Total other comprehensive (expense)/income for the period, net of tax	(590)	1,265	3,214
Total comprehensive income for the period, net of tax	2,304	4,041	9,424
Attributable to:
Owners of the parent	2,231	3,952	9,239
Non-controlling interests	73	89	185
Total comprehensive income for the period, net of tax	£ 2,304	£ 4,041	£ 9,424